Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value
The following table sets forth the Master Trust's investments measured at fair value as of December 31, 2025:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Company common stock	$190.4	$190.4	$—	$—
Money market funds	5.6	5.6	—	—
Self-directed brokerage accounts	137.5	137.5	—	—
Total investments in the fair value hierarchy	$333.5	$333.5	$—	$—
Collective investment trusts(1)	1,070.6
Investments at fair value	$1,404.1
(1) Investments measured at fair value using the NAV per unit as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total Master Trust investments at fair value.

The following table sets forth the Master Trust's investments measured at fair value as of December 31, 2024:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Company common stock	$215.6	$215.6	$—	$—
Money market funds	5.7	5.7	—	—
Self-directed brokerage accounts	120.0	120.0	—	—
Total investments in the fair value hierarchy	$341.3	$341.3	$—	$—
Collective investment trusts(1)	924.4
Investments at fair value	$1,265.7
(1) Investments measured at fair value using the NAV per unit as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total Master Trust investments at fair value.